UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$632,670

		$632,670

Education — 9.2%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,054,800
Oakland University, 5.00%, 3/1/42	500	544,090
Wayne State University, 5.00%, 11/15/40	370	415,103
Wayne State University, 5.00%, 11/15/43(1)	600	681,234

		$2,695,227

Electric Utilities — 9.0%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,237,638
Lansing Board of Water and Light, 5.50%, 7/1/41	500	554,735
Michigan Public Power Agency, 5.00%, 1/1/43	800	844,104

		$2,636,477

Escrowed/Prerefunded — 11.9%
Ann Arbor Public Schools, Prerefunded to 5/1/18, 4.50%, 5/1/24	$350	$351,883
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	80	88,450
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	123,168
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	134,147
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	550,605
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	550,605
Lansing Community College, Prerefunded to 5/1/22, 5.00%, 5/1/30	775	870,395
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	282,504
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	528,905

		$3,480,662

General Obligations — 38.8%
Battle Creek, 5.00%, 12/1/41	$1,000	$1,119,330
Byron Center Public Schools, 5.00%, 5/1/43	1,500	1,675,020
Comstock Park Public Schools, 5.125%, 5/1/31	275	300,770
Comstock Park Public Schools, 5.25%, 5/1/33	140	153,427
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	484,386
Kent County, 5.00%, 1/1/25	1,500	1,543,020
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,099,900
Lakeview School District, 5.00%, 5/1/40	1,050	1,179,181
Lansing Community College, 5.00%, 5/1/30	230	256,066
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,193,599
Rockford Public Schools, 5.00%, 5/1/44	750	833,753
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	409,621
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,113,530

		$11,361,603

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.1%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,074,050
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,101,400
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	269,685
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	546,160
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,064,022
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	10,905
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,355,800
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,055,030

		$6,477,052

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$749,925

		$749,925

Insured-Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$609,229
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	235,295
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	143,713

		$988,237

Insured-Escrowed/Prerefunded — 12.6%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	$570	$582,563
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	500	511,380
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,030,930
Van Dyke Public Schools, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38	1,250	1,257,750
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	138,529
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	165	169,313

		$3,690,465

Insured-General Obligations — 20.1%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$558,410
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	153,539
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	246,559
Detroit School District, (AGM), 5.25%, 5/1/32	300	361,143
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,096,230
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,011,146
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	558,210
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,352,808
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	552,390

		$5,890,435

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$169,844

		$169,844

Insured-Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,025,030

		$1,025,030

Insured-Water and Sewer — 5.1%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,022,950
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	476,325

		$1,499,275

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,041,120

		$1,041,120

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,096,020

		$1,096,020

Water and Sewer — 11.3%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$815,490
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	880,082
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,337,650
Port Huron, Water Supply System, 5.25%, 10/1/31	250	274,932

		$3,308,154

Total Tax-Exempt Investments — 159.5% (identified cost $44,685,033)		$46,742,196

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(650,192)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (57.3)%		$(16,786,018)

Other Assets, Less Liabilities — 0.0%(2)		$7,152

Net Assets Applicable to Common Shares — 100.0%		$29,313,138

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 28.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 12.9% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$46,742,196	$—	$46,742,196
Total Investments	$—	$46,742,196	$—	$46,742,196

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018